Liquidity	12 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
LIQUIDITY
14.	LIQUIDITY

In assessing our liquidity, we monitor and evaluate our cash and bank balances and our operating and capital expenditure commitments. Our liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations.

As of September 30, 2025, we had accumulated loss of RMB 21,047,417. The loss for the year ended September 30, 2025 was RMB 12,829,206. However, our working capital as of September 30, 2025 was RMB 40,620,625 (US$5,705,945), which considered sufficient to cover one year’s operating loss and cash flow requirement.

Based on the above considerations, we believe that we had sufficient funds to meet our operating and capital expenditure needs and obligations in the next 12 months. However, there is no assurance that the Company will be successful in implementing the foregoing plans or additional financing will be available to us on commercially reasonable terms. There are a number of factors that could potentially arise that could undermine our plans such as (i) changes in the demand for our Supply Chain Management services, (ii) government policies, and (iii) economic conditions in China. Our inability to secure needed financing when required may require material changes to our business plan and could have a material impact on our financial conditions and result of operations.